Operating Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right-of-use assets, net	$ 830	$ 443
Impairment of right-of-use assets
Right-of-use assets, net	830	443
Operating lease liabilities – current	241	188
Operating lease liabilities – non-current	569	231
Total operating lease liabilities	$ 810	$ 419